DEBT - Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument
Weighted average interest rate	3.32%
Long-term debt	$ 201,275	$ 223,080
Weighted average interest rate including effects of derivative contracts	2.55%
Senior debt
Debt Instrument
Long-term debt	$ 172,668	195,868
Subordinated debt
Debt Instrument
Long-term debt	26,894	25,487
Trust preferred securities
Debt Instrument
Long-term debt	1,713	1,725
Citigroup Inc.
Debt Instrument
Long-term debt	$ 142,157
Citigroup Inc. | Senior debt
Debt Instrument
Weighted average interest rate	3.84%
Long-term debt	$ 113,569	122,323
Citigroup Inc. | Subordinated debt
Debt Instrument
Weighted average interest rate	4.48%
Long-term debt	$ 26,875	25,464
Citigroup Inc. | Trust preferred securities
Debt Instrument
Weighted average interest rate	6.90%
Long-term debt	$ 1,713	1,725
Bank
Debt Instrument
Long-term debt	$ 55,131
Bank | Senior debt
Debt Instrument
Weighted average interest rate	1.58%
Long-term debt	$ 55,131	65,146
Collateralized long-term advances from Federal Home Loan Bank	17,800	19,800
Broker-dealer
Debt Instrument
Long-term debt	$ 3,987
Broker-dealer | Senior debt
Debt Instrument
Weighted average interest rate	3.25%
Long-term debt	$ 3,968	8,399
Broker-dealer | Subordinated debt
Debt Instrument
Weighted average interest rate	1.18%
Long-term debt	$ 19	$ 23